Property, Plant and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property Plant and Equipment
Note 7—Property and Equipment
Property and equipment, at cost consisted of the following:

	Successor	Predecessor
	September 30, 2021	December 31, 2020
Drilling equipment and facilities	$1,396,570	$4,476,960
Construction in progress	110,972	99,812
Other	11,121	200,925

Property and equipment, at cost	$1,518,663	$4,777,697

During the period from February 6 through September 30, 2021 and the period from January 1 through February 5, 2021, we recognized no impairment charges to our long-lived assets. During the nine months ended September 30, 2020, we recognized a non-cash
loss on impairment of $1.1 billion, related to our long-lived assets. See “Note 11—Loss on Impairment” for additional information.
In preparation for Hurricane Ida in the US Gulf of Mexico, the
Noble Globetrotter II
successfully secured the well it was drilling and detached from the blowout preventer without incident. However, during transit, the lower marine riser package, which is a series of controls that sits above the blowout preventer, and a number of riser joints separated from the rig, and certain other damage occurred. Due to the environmental conditions, a number of crew members were treated for minor injuries and released from medical care. The Company has given force majeure notice to the customer of the
Noble Globetrotter II
in accordance with the governing drilling services contract. The Company has insurance coverage for property damage to rigs due to named storms in the US Gulf of Mexico with a $10.0 million deductible per occurrence and a $50.0 million annual limit; however, our insurance policies may not adequately cover our losses, which could adversely affect our business. Timing differences are likely to exist between the damage costs, capital expenditures made to repair or restore properties and recognition and receipt of insurance proceeds reflected in the Company’s financial statements. The Company assessed the damage sustained on the
Noble Globetrotter II
, which resulted in $5.4 million of assets written off during the three months ended September 30, 2021 and the period from February 6 through September 30, 2021. The majority of the remaining costs are costs related to the equipment recovery efforts and legal fees and are presented in “Hurricane losses” on the Condensed Consolidated Statement of Operations.
On August 25, 2021, the Company and certain subsidiaries of the Company entered into a Purchase and Sale Agreement (the “Purchase and Sale Agreement”) to sell the jackup rigs operated by the Company in Saudi Arabia to ADES International Holding Limited (“ADES”) for a purchase price of $292.4 million in cash. Pursuant to the terms of the Purchase and Sale Agreement, the jackups,
Noble Roger Lewis
,
Noble Scott Marks
,
Noble Joe Knight
, and
Noble Johnny Whitstine
, together with certain related assets, were sold to ADES. The closing of the sale occurred in November 2021, and the Company expects to recognize a gain, net of transaction costs, in the fourth quarter of 2021 associated with the disposal of these assets. The Company believes these rigs qualify for the held for sale classification on our balance sheet.
The net income before income taxes for the four rigs classified as held for sale was:

	Successor		Predecessor
	Three Months Ended September 30, 2021	Period From February 6, 2021 through September 30, 2021	Period From January 1, 2021 through February 5, 2021	Three Months Ended September 30, 2020	Nine Months Ended September 30, 2020
Net income before income taxes (1)	$9,768	$15,176	$3,128	$741	$20,061

(1)	Excludes Reorganization items, net
The Purchase and Sale Agreement also included certain covenants that the Company has agreed to not carry on or be engaged in the operation of jackup drilling rigs in the territorial waters of the Kingdom of Saudi Arabia in the Arabian Gulf for a term after the closing date of (i) one year for purposes of drilling gas wells and (ii) two years for the purposes of drilling oil wells.

Note 5—Property and Equipment
Property and equipment, at cost, for Noble consisted of the following:

	Year Ended December 31,
	2020	2019
Drilling equipment and facilities	$4,476,960	$10,014,314
Construction in progress	99,812	88,904
Other	200,925	203,407

Property and equipment, at cost	$4,777,697	$10,306,625

Capital expenditures, including capitalized interest, totaled $148.2 million, $306.4 million and $281.3 million for the years ended December 31, 2020, 2019 and 2018, respectively. During the years ended December 31, 2020, 2019 and 2018, capitalized interest was zero, $9.6 million and $2.9 million, respectively.
On February 28, 2019, we purchased a new GustoMSC CJ46 rig, the
Noble Joe Knight,
from the PaxOcean Group in connection with a concurrently awarded drilling contract in the Middle East region. We paid $83.8 million for the rig, with $30.2 million paid in cash and the remaining $53.6 million of the purchase price financed with a loan by the seller. See “Note 7—Debt” for additional information.
During the years ended December 31, 2020, 2019 and 2018, we recognized a non-cash
loss on impairment of $3.9 billion, $615.3 million and $802.1 million, respectively, related to our long-lived assets. See “Note 6— Loss on Impairment” for additional information.
For the year ended December 31, 2020, we sold six rigs, which had a net book value of $17.1 million for total proceeds of $26.7 million, resulting in a gain of $8.9 million.